Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 64	$ 105	$ 130	$ 222	$ 538	$ 3,939
Cost of revenues	97	98	193	160	355	416
Gross profit (loss)	(33)	7	(63)	62	183	3,523
Operating expenses:
Research and development	7,358	4,039	13,662	7,983	18,234	15,418
Selling, general and administrative	14,948	10,526	30,339	15,383	42,668	13,541
Total operating expenses	22,306	14,565	44,001	23,366	60,902	28,959
Operating loss	(22,339)	(14,558)	(44,064)	(23,304)	(60,719)	(25,436)
Other income (expense):
Other income	40	4	49	5	17	124
Interest expense	(194)	(39)	(370)	(120)	(465)	(333)
Extinguishment of debt		(181)		(181)	(181)
Total other income (expense)	(154)	(216)	(321)	(296)	(629)	(209)
Loss before income taxes	(22,493)	(14,774)	(44,385)	(23,600)	(61,348)	(25,645)
Income tax expense				1	0	1
Net loss	(22,493)	(14,774)	(44,385)	(23,601)	(61,348)	(25,646)
Unrealized loss on short-term investments	(1)		(7)	7
Comprehensive loss	(22,494)	(14,774)	(44,392)	(23,601)
Net loss	(22,493)	(14,774)	(44,385)	(23,601)	(61,348)	(25,646)
Dividends on Series D convertible preferred stock	(2,908)	(1,115)	(5,785)	(1,115)	(6,660)
Redemption value of Series D convertible preferred stock	(1,455)	(55,877)	(2,893)	(55,877)	(58,649)
Net loss attributable to common stockholders	$ (26,856)	$ (71,766)	$ (53,063)	$ (80,593)	$ (126,657)	$ (25,646)
Net loss per share:
Basic	$ (18.25)	$ (61.98)	$ (36.18)	$ (69.6)	$ (105.77)	$ (22.2)
Diluted	$ (18.25)	$ (61.98)	$ (36.18)	$ (69.6)	$ (105.77)	$ (22.2)
Weighted average common shares outstanding:
Basic	1,471,296	1,157,870	1,466,462	1,157,869	1,197,489	1,155,319
Diluted	1,471,296	1,157,870	1,466,462	1,157,869	1,197,489	1,155,319